Commitments and Contingencies - (Details) - USD ($) $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments & Contingencies
Rent expense			$ 25.7	$ 24.8	$ 28.0
Sublease income			6.1	$ 2.7	$ 1.9
Maximum amount of new guarantee under lease agreement	$ 5.4	$ 3.1	$ 4.2